Average Annual Total Returns (Vanguard Mega Cap Value Index Fund Institutional)	Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	CRSP US Mega Cap Value Index Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	MSCI US Large Cap Value Index Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Spliced Mega Cap Value Index Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.17%	31.38%	18.76%	32.71%	31.42%	32.28%
Five Years	15.21%	14.67%	12.29%	none	15.10%	15.25%
Since Inception	6.40%	5.90%	5.05%		6.29%	6.41%